PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3  — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Useful Life	June 30, 2013	December 31, 2012
Cost:
Furniture and equipment	3 – 7 years	$1,982,000	$1,970,000
Hardware	4 – 5 years	2,486,000	2,486,000
		4,468,000	4,456,000
Accumulated depreciation:		(2,908,000)	(2,731,000)
Property and equipment, net		$1,560,000	$1,725,000

Depreciation and amortization expense amounted to approximately $177,000 and $163,000 for the six months ended June 30, 2013 and 2012, respectively.

4 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

		December 31,
	Useful Life (years)	2011	2012

Cost:
Furniture and equipment	3 – 7 years	$1,970,000	$1,970,000
Hardware	4 – 5 years	2,486,000	2,239,000
		4,456,000	4,209,000
Accumulated depreciation:		(2,731,000)	(2,069,000)
Property and equipment, net		$1,725,000	$2,140,000

Depreciation of property and equipment amounted to $662,000 and $721,000 for the years ended December 31, 2012 and 2011, respectively. Impairment of property and equipment amounted to $268,000 and $0 for the years ended December 31, 2012 and 2011, respectively.